Fair Value Measurements (Details) - Schedule of change in fair value of derivative warrant liabilities	9 Months Ended
Sep. 30, 2021 USD ($)
Schedule of change in fair value of derivative warrant liabilities [Abstract]
Level 3 derivative warrant liabilities at January 1, 2021	$ 21,226,950
Transfer of Public Warrants and Private Placement Warrants from Level 3	(21,226,950)
Level 3 derivative warrant liabilities at September 30, 2021